Profit / (loss) on deconsolidation due to insolvency (Tables)	12 Months Ended
Dec. 31, 2025
Profit Loss On Deconsolidation Due To Insolvency
Schedule of profit on deconsolidation	No consideration was received, and no retained interest in the subsidiary was held by the Group.
€’000
Total assets	-
Total liabilities	1,225
Profit on deconsolidation	1,225